Note 12. Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Text Block]
Note 12.  SUBSEQUENT EVENTS

On March 08, 2013, the Company signed an amendment to extend the term of the credit agreement with Wells Fargo Bank one year to August 21, 2016.  The total credit line of $12 million and the annual maintenance fees remained the same while the interest rate was lowered to LIBOR plus 275 basis points.  The amendment decreased the year end minimum earnings covenant to $200,000 for 2013 and all future years.  The amendment also includes provisions to allow permitted acquisitions and permitted redemptions of Company stock up to $1,250,000 as long as the Company has excess availability of $2,500,000 both before and after the completion of permitted acquisitions and permitted redemptions.